Average Annual Total Returns - DWS S&P 500 Index Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 15, 2005	12.50%	13.58%	12.71%	11.41%	12.06%	11.55%	9.30%	10.64%	10.33%	14.83%	14.05%	12.96%	Feb. 15, 2005	16.91%	13.81%	12.44%	Aug. 29, 1997	18.08%	14.93%	13.54%	18.40%	15.22%	13.88%